Lease Commitments - Facility lease commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 2,303
2022	2,372
2023	2,209
2024	1,216
2025	993
Thereafter	511
Total Minimum Lease Payments	9,604
Capital Leases
2021	139
2022	183
2023	187
2024	190
2025	194
Thereafter	1,078
Total Minimum Lease Payments	1,971
Less: amount representing interest	(666)
Present value of minimum lease payments	1,305
Less: current obligation	(55)
Long-term obligations under capital lease	$ 1,250